Investment Objectives and Goals - The Merger Fund VL	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Merger Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to achieve capital growth by engaging in merger arbitrage.